ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Acquired Intangible Assets, Net
	As of December 31,
	2015				2016
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount

Audio-vision programming and broadcasting qualification	$214	$(37)	$(177)	$-	$200	$(35)	$(165)	$-
Customer relationships	739	(739)	-	-	689	(689)	-	-
Contract backlog	1,544	(1,544)	-	-	1,441	(1,441)	-	-
Concession agreements	10,459	(7,531)	(603)	2,325	9,758	(7,513)	(563)	1,682
Non-compete agreements	182	(172)	(10)	-	170	(161)	(9)	-

	$13,138	$(10,023)	$(790)	$2,325	$12,258	$(9,839)	$(737)	1,682